Schedule IV-Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Life Insurance in Force
Direct amount	$ 14.9	$ 16.7	$ 29.5
Ceded to other companies	12.4	13.7	15.8
Assumed from other companies	0.0	0.0	0.0
Net amount	$ 2.5	$ 3.0	$ 13.7
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums:
Direct amount	$ 6.8	$ 7.4	$ 8.7
Ceded to other companies	6.6	7.1	8.2
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.2	$ 0.3	$ 0.5
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 32.7	$ 31.7	$ 32.4
Ceded to other companies	32.6	31.2	32.2
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.1	$ 0.5	$ 0.2
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life insurance
Premiums:
Direct amount	$ 0.1	$ 0.2	$ 0.8
Ceded to other companies	0.1	0.2	0.7
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.0	$ 0.0	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 0.7	$ 0.5	$ 1.4
Ceded to other companies	0.7	0.5	1.3
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.0	$ 0.0	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health insurance
Premiums:
Direct amount	$ 6.7	$ 7.2	$ 7.9
Ceded to other companies	6.5	6.9	7.5
Assumed from other companies	0.0	0.0	0.0
Net earned premiums	$ 0.2	$ 0.3	$ 0.4
Percentage of amount assumed to net	0.00%	0.00%	0.00%
Benefits:
Direct amount	$ 32.0	$ 31.2	$ 31.0
Ceded to other companies	31.9	30.7	30.9
Assumed from other companies	0.0	0.0	0.0
Net policyholder benefits	$ 0.1	$ 0.5	$ 0.1
Percentage of amount assumed to net	0.00%	0.00%	0.00%